Sensitivity analysis (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	R$ 42,521,167	R$ 27,583,439
Financial assets measured at amortized cost - 10%	(352,850)	(270,796)
Financial assets measured at amortized cost - (10%)	352,850	270,796
Financial assets measured at fair value through profit or loss	3,102,639	1,105,089
Financial assets measured at fair value through profit or loss - 10%	39,717	46,349
Financial assets measured at fair value through profit or loss - (10%)	(39,717)	(46,349)
Other liabilities	(10,397,345)
Other Liabilities - 10%	161,526
Other Liabilities - (10%)	(161,526)
Financial liabilities measured at amortized cost	(31,777,859)	(20,954,662)
Financial liabilities measured at amortized cost - 10%	(174,536)	(59,460)
Financial liabilities measured at amortized cost - (10%)	174,536	59,460
Financial assets measured at fair value through other comprehensive income		14,394
Financial assets measured at fair value through other comprehensive income - 10%		156
Financial assets measured at fair value through other comprehensive income - (10%)		(156)
Obligations related to credit assignments		(4,459,629)
Obligations related to credit assignments - 10%		79,518
Obligations related to credit assignments - (10%)		(79,518)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	1,739,571	1,392,720
Financial assets measured at amortized cost - 10%	(10,745)	10,030
Financial assets measured at amortized cost - (10%)	10,745	(10,030)
Debentures 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	3,941,507
Financial assets measured at amortized cost - 10%	51,111
Financial assets measured at amortized cost - (10%)	(51,111)
Gross Credit Potfolio [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	34,365,118	24,286,705
Financial assets measured at amortized cost - 10%	(378,095)	(265,398)
Financial assets measured at amortized cost - (10%)	378,095	265,398
Government Securities Other Countries I C O [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	1,511,277
Financial assets measured at amortized cost - 10%	(14,989)
Financial assets measured at amortized cost - (10%)	14,989
Government Securities Other Countries K D B [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	289,509	533,966
Financial assets measured at amortized cost - 10%	(2,103)	(4,247)
Financial assets measured at amortized cost - (10%)	2,103	4,247
National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	94,070	90,866
Financial assets measured at amortized cost - 10%	384	419
Financial assets measured at amortized cost - (10%)	(384)	(419)
Investment Securities National Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	256,000	1,174,990
Financial assets measured at amortized cost - 10%	(2,616)	(12,729)
Financial assets measured at amortized cost - (10%)	2,616	12,729
Financial assets measured at fair value through profit or loss	646,754
Financial assets measured at fair value through profit or loss - 10%	(6,596)
Financial assets measured at fair value through profit or loss - (10%)	6,596
Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at amortized cost	324,115	104,192
Financial assets measured at amortized cost - 10%	4,203	1,129
Financial assets measured at amortized cost - (10%)	(4,203)	(1,129)
Financial Instruments Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	250,582	407,994
Financial assets measured at fair value through profit or loss - 10%	23,175	39,330
Financial assets measured at fair value through profit or loss - (10%)	(23,175)	(39,330)
Investment Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	1,722,314	553,004
Financial assets measured at fair value through profit or loss - 10%	22,335	5,991
Financial assets measured at fair value through profit or loss - (10%)	(22,335)	(5,991)
Investment Securities Financial Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	210,891	1,073
Financial assets measured at fair value through profit or loss - 10%	2,735	12
Financial assets measured at fair value through profit or loss - (10%)	(2,735)	(12)
Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	139,335
Financial assets measured at fair value through profit or loss - 10%	(1,141)
Financial assets measured at fair value through profit or loss - (10%)	1,141
Mexican Government Securities C E T E S Net Of Adjustments Of Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	118,776	106,368
Financial assets measured at fair value through profit or loss - 10%	(791)	1,016
Financial assets measured at fair value through profit or loss - (10%)	791	(1,016)
Investments Fund Quotas [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss	13,987	34,077
Financial assets measured at fair value through profit or loss - 10%
Financial assets measured at fair value through profit or loss - (10%)
Obligations Related To Credit Assignments [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	(10,397,345)
Other Liabilities - 10%	161,526
Other Liabilities - (10%)	(161,526)
Obligations related to credit assignments		(4,459,629)
Obligations related to credit assignments - 10%		79,518
Obligations related to credit assignments - (10%)		(79,518)
Demand Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(345,801)	(320,209)
Financial liabilities measured at amortized cost - 10%
Financial liabilities measured at amortized cost - (10%)
Funds From Acceptances And Issuance Of Securities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(6,152,941)
Financial liabilities measured at amortized cost - 10%	(79,891)
Financial liabilities measured at amortized cost - (10%)	79,891
Time Customer Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(8,025,775)	(5,444,100)
Financial liabilities measured at amortized cost - 10%	(109,627)	(62,669)
Financial liabilities measured at amortized cost - (10%)	109,627	62,669
Debt Issued And Other Borrowed Funds [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(530,312)	(269,173)
Financial liabilities measured at amortized cost - 10%	(6,877)	(2,916)
Financial liabilities measured at amortized cost - (10%)	6,877	2,916
Time Customer Deposits One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(4,368,545)	(4,486,875)
Financial liabilities measured at amortized cost - 10%	(18,133)	(20,673)
Financial liabilities measured at amortized cost - (10%)	18,133	20,673
Funds From Acceptances And Issuance Of Securities One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(17,588)
Financial liabilities measured at amortized cost - 10%	176
Financial liabilities measured at amortized cost - (10%)	(176)
Time Customer Deposits Two [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(8,110,561)	(6,325,758)
Financial liabilities measured at amortized cost - 10%	87,870	63,872
Financial liabilities measured at amortized cost - (10%)	(87,870)	(63,872)
Loans And Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(667,089)	(480,103)
Financial liabilities measured at amortized cost - 10%	(8,651)	(5,201)
Financial liabilities measured at amortized cost - (10%)	8,651	5,201
Debt Issued And Other Borrowed Funds One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(229,027)	(253,109)
Financial liabilities measured at amortized cost - 10%	2,761	2,825
Financial liabilities measured at amortized cost - (10%)	(2,761)	(2,825)
Repurchase Agrements [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(3,251,446)	(6,221)
Financial liabilities measured at amortized cost - 10%	(42,164)	59
Financial liabilities measured at amortized cost - (10%)	42,164	(59)
Interbank Transactions [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost	(78,774)	(113,129)
Financial liabilities measured at amortized cost - 10%
Financial liabilities measured at amortized cost - (10%)
Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income		14,394
Financial assets measured at fair value through other comprehensive income - 10%		156
Financial assets measured at fair value through other comprehensive income - (10%)		(156)
Premium Bond [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through profit or loss		2,573
Financial assets measured at fair value through profit or loss - 10%
Financial assets measured at fair value through profit or loss - (10%)
Exchange Acceptance Resources [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost		(3,227,072)
Financial liabilities measured at amortized cost - 10%		(35,035)
Financial liabilities measured at amortized cost - (10%)		35,035
Exchange Acceptance Resources One [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities measured at amortized cost		(28,913)
Financial liabilities measured at amortized cost - 10%		278
Financial liabilities measured at amortized cost - (10%)		R$ (278)